Investments - Filecoiner Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Oct. 14, 2021
Schedule of Equity Method Investments [Line Items]
Impairment expense	$ 0	$ 0	$ 12,429	$ 0
Filecoiner | Common Shares
Schedule of Equity Method Investments [Line Items]
Investment owned, balance, shares (in shares)					1,500,000
Investment, share price (in USD per share)					$ 4.00
Investment owned, at cost					$ 6,000
Impairment expense	$ 6,000		$ 6,000